Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deposits

	December 31,
	2022	2021

Certificate of Deposit (i)	9,806,062	2,510,818
Interbank deposits (ii)	2,101,152	404,998
Corporate Securities (iii)	88,074	218,180
	11,995,288	3,133,996

Current	10,100,599	3,056,444
Non-Current	1,894,689	77,552

(i)    The average return is 117% of CDI (163% of CDI in December 2021). From the total amount, R$2,080,779 refer to certificate of deposits with interest rates correlated to the IPCA (Brazilian inflation rates) and fixed rates that started in 2022. For these certificates of deposit, the Company entered into derivative financial instruments (“Swaps”) with the specific objective of protecting said deposit from fluctuations arising from inflation, changing IPCA and fixed rates for CDI rates. In December 2022, the Company recorded liabilities of Swaps in the amount of R$22,289.
(ii)    The average return is 111% of CDI (118% of CDI in December 2021).
(iii)    The average return is 141% of CDI (152% of CDI in December 2021).
The maturity analysis of deposits based on due date of the agreements (disregarding that some can be withdrawn at any time, which is limited to the contracts with a due date of less than 365 days) is as follows:

	December 31,
	2022	2021

Due within 30 days	864,864	646,232
Due within 31 to 120 days	3,253,826	1,029,936
Due within 121 to 180 days	1,945,917	313,008
Due within 181 to 360 days	4,035,992	1,067,268
Due to 361 days or more days	1,894,689	77,552
	11,995,288	3,133,996
The changes in deposits were as follows:

On December 31,2020	766,086
Additions	4,929,926
Withdraws	(2,667,612)
Interest	105,596
On December 31,2021	3,133,996
Additions (i)	25,475,725
Withdraws	(17,228,838)
Interest	614,405
On December 31, 2022	11,995,288

(i)    Increase is mainly related to higher volume of deposits issued due to attractiveness of interest rates paid.